Consolidated Statements of Shareholders' Deficit (Unaudited) - USD ($)	Ordinary Shares	Treasury Stock	Additional paid in Capital	Accumulated Deficit	ADS	Total
Balance at beginning of year at Dec. 31, 2020			$ 100	$ (6,607,397)		$ (6,607,297)
Balance at beginning of year (in shares) at Dec. 31, 2020	1,201,460,800				240,292
Net loss				(3,903,871)		(3,903,871)
Balance at end of year at Mar. 31, 2021			100	(10,511,268)		(10,511,168)
Balance at ending of year (in shares) at Mar. 31, 2021	1,201,460,800				240,292
Balance at beginning of year at Dec. 31, 2020			100	(6,607,397)		(6,607,297)
Balance at beginning of year (in shares) at Dec. 31, 2020	1,201,460,800				240,292
Net loss						(8,241,414)
Balance at end of year at Jun. 30, 2021	$ 1,201,460,800		100	(14,848,811)		(14,848,711)
Balance at ending of year (in shares) at Jun. 30, 2021					240,292
Balance at beginning of year at Mar. 31, 2021			100	(10,511,268)		(10,511,168)
Balance at beginning of year (in shares) at Mar. 31, 2021	1,201,460,800				240,292
Net loss				(4,337,543)		(4,337,543)
Balance at end of year at Jun. 30, 2021	$ 1,201,460,800		100	(14,848,811)		(14,848,711)
Balance at ending of year (in shares) at Jun. 30, 2021					240,292
Balance at beginning of year at Dec. 31, 2021	$ 3,354,650,799	$ (2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at beginning of year (in shares) at Dec. 31, 2021					670,930	3,354,650,799
Net loss				(1,682,802)		$ (1,682,802)
Cashless warrant exercises (in shares)	3,200				1
Reclassification of warrant liability upon issuance of Exchange warrant			296,362			296,362
Balance at end of year at Mar. 31, 2022	$ 3,354,653,999	(2,932,000)	31,955,379	(29,752,787)		(729,408)
Balance at ending of year (in shares) at Mar. 31, 2022					670,931
Balance at beginning of year at Dec. 31, 2021	3,354,650,799	(2,932,000)	31,659,017	(28,069,985)		$ 657,032
Balance at beginning of year (in shares) at Dec. 31, 2021					670,930	3,354,650,799
Net loss						$ (4,350,969)
Balance at end of year at Jun. 30, 2022	5,065,154,799	(2,932,000)	32,184,820	(32,420,954)		$ (3,168,134)
Balance at ending of year (in shares) at Jun. 30, 2022					1,013,031	5,065,154,799
Balance at beginning of year at Mar. 31, 2022	$ 3,354,653,999	(2,932,000)	31,955,379	(29,752,787)		$ (729,408)
Balance at beginning of year (in shares) at Mar. 31, 2022					670,931
Net loss				(2,668,167)		(2,668,167)
Stock based compensation			229,441			229,441
Cashless warrant exercises (in shares)	1,710,500,800				342,100
Balance at end of year at Jun. 30, 2022	$ 5,065,154,799	$ (2,932,000)	$ 32,184,820	$ (32,420,954)		$ (3,168,134)
Balance at ending of year (in shares) at Jun. 30, 2022					1,013,031	5,065,154,799